Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash Flows From Operating Activities:
Net income	$ 119,394	$ 1,332,399	$ 770,571
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	461,454	469,299	333,583
Stock-based compensation expense	537,000
Impairment loss	364,944
Accretion of bond discount	2,405	4,405	4,697
(Gain) loss on sales of property and equipment			(6,134)
Non-cash lease expense	760,691	703,033	1,288,103
Non-cash Asset retirement obligation expense	4,956	4,674	5,259
Deferred income taxes	(587,250)	5,321	224,860
Changes in operating assets and liabilities:
Accounts receivable	1,864,069	(1,889,196)	184,472
Inventories	(6,104)	20,262	(96,062)
Prepaid expenses and other assets	(363,479)	19,654	(63,438)
Accounts payable and accrued liabilities	(1,089,757)	1,047,769	(421,848)
Contract liabilities	3,915	(97,105)	(250,901)
Income tax payable	(419,696)	173,122	83,101
Operating lease liabilities	(788,617)	(991,251)	(1,667,274)
Net Cash provided by Operating Activities	863,925	802,386	388,989
Cash Flows From Investing Activities:
Collection of loan receivable - related party			2,429,852
Purchases of property and equipment	(175,441)	(121,243)	(70,343)
Sales of property and equipment			6,812
Purchases of intangible assets			(1,740,707)
Net Cash (used in) provided by Investing Activities	(175,441)	(121,243)	625,614
Cash Flows From Financing Activities:
Payments of deferred offering cost	(187,403)	(411,241)	(615,485)
Proceeds from issuance of common stock in initial public offering – net of underwriting discounts and commissions	4,372,570
Proceeds from exercise of stock acquisition rights	1,915
Proceeds from short-term debt	334,198
Repayment of short-term debt		(1,318,460)
Proceeds from long-term debt			559,266
Repayments of long-term debt	(1,347,593)	(640,007)	(1,114,675)
Payment for finance leases	(36,354)	(59,979)	(153,955)
Net Cash provided by (used in) Financing Activities	3,137,333	(2,429,687)	(1,324,849)
Effect of Exchange Rate Changes on Cash	(272,630)	(421,917)	(347,208)
Net change in cash	3,553,187	(2,170,461)	(657,454)
Cash, beginning of period	2,605,275	4,775,736	5,433,190
Cash, end of period	6,158,462	2,605,275	4,775,736
Supplemental cash flow information
Cash paid for interest	68,011	77,274	92,930
Cash paid for taxes	695,975	297,851	321,196
Non-cash Investing and Financing transactions:
Initial recognition of right of use assets and lease liability	370,577	431,089	695,966
Initial recognition of asset retirement obligation	26,003	55,631	36,684
Reduction of asset retirement obligation liabilities	$ 44,692	$ 28,368	$ 8,220